Background (Details) - Employee Severance $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee
Background
Reduction in workforce, number of employees | employee		62
Reduction in workforce (as a percent)		58.00%
Restructuring charges		$ 4.1
Cash Preservation Plan, 2025
Background
Reduction in workforce, number of employees | employee	37
Reduction in workforce (as a percent)	84.00%
Restructuring charges	$ 3.4
Expected remaining restructuring costs	$ 0.4